Loans Receivable, Net - Additional Information (Detail)	Dec. 31, 2015
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	5.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan interest rate	14.40%